JHAA
Nuveen High Income 2023 Target Term Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 125.9% (90.1% of Total Investments)
	CORPORATE BONDS – 83.3% (59.6% of Total Investments)
	Aerospace & Defense – 0.6%
$600	Bombardier Inc, 144A	6.125%	1/15/23	B	$423,000
	Air Freight & Logistics – 1.8%
1,200	XPO Logistics Inc, 144A	6.125%	9/01/23	BB-	1,174,500
	Airlines – 1.3%
1,000	United Airlines Holdings Inc	5.000%	2/01/24	BB	870,000
	Auto Components – 1.4%
975	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB+	940,875
	Automobiles – 1.6%
375	Fiat Chrysler Automobiles NV	5.250%	4/15/23	BBB-	356,123
800	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB-	742,000
1,175	Total Automobiles				1,098,123
	Chemicals – 6.4%
600	Blue Cube Spinco LLC	9.750%	10/15/23	BB	623,250
800	Chemours Co/The	6.625%	5/15/23	Ba3	680,000
1,525	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BB+	1,338,187
1,200	OCI NV, 144A	6.625%	4/15/23	BB	1,092,000
500	PQ Corp, 144A	6.750%	11/15/22	BB-	502,521
4,625	Total Chemicals				4,235,958
	Commercial Services & Supplies – 3.8%
1,475	ADT Security Corp/The	4.125%	6/15/23	BB-	1,441,798
263	APX Group Inc	7.875%	12/01/22	B2	249,850
600	Covanta Holding Corp	5.875%	3/01/24	B1	565,500
400	Pitney Bowes Inc	5.700%	4/01/23	BB	294,644
2,738	Total Commercial Services & Supplies				2,551,792
	Communications Equipment – 1.7%
375	Anixter Inc	5.500%	3/01/23	BBB-	373,470
750	CommScope Inc, 144A	5.500%	3/01/24	Ba3	759,000
1,125	Total Communications Equipment				1,132,470
	Construction Materials – 0.5%
422	CEMEX Finance LLC, 144A	6.000%	4/01/24	BB	364,000

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance – 3.5%
$800	Navient Corp	7.250%	9/25/23	BB	$784,000
1,300	Springleaf Finance Corp	8.250%	10/01/23	BB-	1,296,620
320	TMX Finance LLC / TitleMax Finance Corp, 144A	11.125%	4/01/23	B-	240,800
2,420	Total Consumer Finance				2,321,420
	Containers & Packaging – 3.5%
250	Berry Global Inc	5.125%	7/15/23	BB	250,550
500	OI European Group BV, 144A	4.000%	3/15/23	BB-	475,000
750	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A	5.125%	7/15/23	B+	744,368
850	Sealed Air Corp, 144A	5.250%	4/01/23	BB+	872,618
2,350	Total Containers & Packaging				2,342,536
	Diversified Financial Services – 2.9%
900	Comunicaciones Celulares SA Via Comcel Trust, 144A	6.875%	2/06/24	Ba1	873,009
300	Park Aerospace Holdings Ltd, 144A	4.500%	3/15/23	BBB-	260,193
350	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BBB-	301,214
500	PetSmart Inc, 144A	7.125%	3/15/23	CCC+	471,000
2,050	Total Diversified Financial Services				1,905,416
	Diversified Telecommunication Services – 2.4%
1,000	CenturyLink Inc	6.750%	12/01/23	BB	1,062,800
500	T-Mobile USA Inc	6.500%	1/15/24	BB+	507,500
1,500	Total Diversified Telecommunication Services				1,570,300
	Electric Utilities – 2.4%
1,000	Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB	1,000,000
600	TerraForm Power Operating LLC, 144A	4.250%	1/31/23	BB	595,500
1,600	Total Electric Utilities				1,595,500
	Energy Equipment & Services – 0.4%
1,000	Nabors Industries Inc	5.100%	9/15/23	B+	250,000
	Equity Real Estate Investment Trust – 2.0%
800	iStar Inc	5.250%	9/15/22	BB	738,000
600	MPT Operating Partnership LP / MPT Finance Corp	5.500%	5/01/24	BBB-	583,500
1,400	Total Equity Real Estate Investment Trust				1,321,500
	Food Products – 1.7%
1,250	MARB BondCo PLC, 144A	7.000%	3/15/24	BB-	1,115,612
	Gas Utilities – 2.7%
900	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	838,125
500	QEP Resources Inc	5.250%	5/01/23	BB-	185,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Gas Utilities (continued)
$825	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB-	$775,500
2,225	Total Gas Utilities				1,798,625
	Health Care Providers & Services – 3.8%
750	CHS/Community Health Systems Inc, 144A	8.625%	1/15/24	B-	740,392
500	HCA Inc	5.875%	5/01/23	Ba2	521,935
850	MEDNAX Inc, 144A	5.250%	12/01/23	Ba2	692,750
600	Tenet Healthcare Corp, (3)	6.750%	6/15/23	B-	553,500
2,700	Total Health Care Providers & Services				2,508,577
	Hotels, Restaurants & Leisure – 4.1%
750	1011778 BC ULC / New Red Finance Inc, 144A	4.250%	5/15/24	BB+	748,117
1,000	MGM Resorts International	6.000%	3/15/23	BB	965,000
600	Scientific Games International Inc	6.625%	5/15/21	CCC+	478,560
600	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	4.250%	5/30/23	BB-	558,000
2,950	Total Hotels, Restaurants & Leisure				2,749,677
	Household Durables – 5.2%
1,250	KB Home	7.625%	5/15/23	BB	1,256,250
650	Lennar Corp	4.875%	12/15/23	BBB-	637,000
785	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc, 144A	5.625%	3/01/24	BB	737,900
900	Toll Brothers Finance Corp	5.625%	1/15/24	BBB-	864,000
3,585	Total Household Durables				3,495,150
	Independent Power & Renewable Electricity Producers – 1.6%
250	AES Corp/VA	4.875%	5/15/23	BBB-	240,623
475	Calpine Corp	5.500%	2/01/24	BB-	451,250
350	Vistra Energy Corp	5.875%	6/01/23	BB	349,125
1,075	Total Independent Power & Renewable Electricity Producers				1,040,998
	Insurance – 0.6%
500	Genworth Holdings Inc	4.900%	8/15/23	B	430,000
	Leisure Products – 0.7%
500	Mattel Inc	3.150%	3/15/23	B	470,000
	Machinery – 0.7%
750	Apex Tool Group LLC / BC Mountain Finance Inc, 144A	9.000%	2/15/23	CCC+	487,500
	Media – 2.7%
850	AMC Networks Inc	5.000%	4/01/24	BB	816,000
375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.000%	3/01/23	BB+	373,594

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$600	CSC Holdings LLC	5.250%	6/01/24	B	$601,494
1,825	Total Media				1,791,088
	Metals & Mining – 6.7%
850	Commercial Metals Co	4.875%	5/15/23	BB+	801,125
650	Constellium SE, 144A	5.750%	5/15/24	B	580,190
1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,037,500
1,125	FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	1,108,125
500	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	476,250
500	Steel Dynamics Inc	5.250%	4/15/23	BBB	487,985
4,875	Total Metals & Mining				4,491,175
	Office Electronics – 0.3%
250	Pitney Bowes Inc	4.625%	3/15/24	BB	182,175
	Oil, Gas & Consumable Fuels – 6.9%
500	Antero Resources Corp	5.125%	12/01/22	BB-	260,000
300	Buckeye Partners LP	4.150%	7/01/23	BB	268,500
500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	345,000
375	Chesapeake Energy Corp	5.750%	3/15/23	CCC-	36,562
455	Denbury Resources Inc, 144A	7.750%	2/15/24	B	68,341
250	Energy Transfer Operating LP	5.875%	1/15/24	BBB-	236,096
500	EnLink Midstream Partners LP	4.400%	4/01/24	BB+	252,350
1,000	Genesis Energy LP / Genesis Energy Finance Corp	6.000%	5/15/23	B+	725,350
1,000	Petroleos Mexicanos	4.875%	1/18/24	BBB	782,510
375	Range Resources Corp	5.000%	3/15/23	B+	277,609
1,000	SM Energy Co	5.000%	1/15/24	BB-	295,000
1,100	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	1,062,237
7,355	Total Oil, Gas & Consumable Fuels				4,609,555
	Pharmaceuticals – 3.6%
1,125	Bausch Health Cos Inc, 144A	7.000%	3/15/24	BB	1,153,125
1,300	Teva Pharmaceutical Finance Netherlands III BV	6.000%	4/15/24	BB	1,277,237
2,425	Total Pharmaceuticals				2,430,362
	Real Estate Management & Development – 1.1%
850	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	4.875%	6/01/23	B	714,000
	Road & Rail – 1.5%
1,250	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A	6.375%	4/01/24	BB	1,000,000
	Specialty Retail – 1.2%
1,000	L Brands Inc	5.625%	10/15/23	Ba3	830,100

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Technology Hardware, Storage & Peripherals – 1.1%
$375	EMC Corp	3.375%	6/01/23	BB	$369,375
350	NCR Corp	6.375%	12/15/23	BB	345,622
725	Total Technology Hardware, Storage & Peripherals				714,997
	Wireless Telecommunication Services – 0.9%
525	Sprint Corp	7.875%	9/15/23	B+	578,750
$62,795	Total Corporate Bonds (cost $61,687,008)				55,535,731

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 40.5% (29.0% of Total Investments) (4)
	Airlines – 0.7%
$594	American Airlines, Inc., Incremental Term Loan	2.705%	1-Month LIBOR	2.000%	12/14/23	Ba1	$480,744
	Auto Components – 0.4%
299	Adient US LLC, Term Loan B	5.742%	3-Month LIBOR	4.000%	5/06/24	BB-	264,835
	Beverages – 0.8%
620	Arctic Glacier U.S.A Inc., Term Loan B	5.299%	1-Month LIBOR	3.500%	3/20/24	B-	511,453
	Building Products – 1.4%
1,090	C.H.I. Overhead Doors, Inc., Term Loan B, First Lien	4.175%	1-Month LIBOR	3.250%	7/29/22	B	951,075
	Chemicals – 0.3%
249	Ineos US Finance LLC, USD Term Loan	2.989%	1-Month LIBOR	2.000%	4/01/24	BBB-	231,006
	Commercial Services & Supplies – 1.4%
370	Granite Acquisition Inc., Teerm Loan B	4.950%	3-Month LIBOR	3.500%	12/19/21	B+	358,535
642	R.R. Donnelley & Sons Company, Term Loan B	5.989%	1-Month LIBOR	5.000%	1/15/24	B+	572,874
1,012	Total Commercial Services & Supplies						931,409
	Communications Equipment – 1.5%
247	Colorado Buyer, Inc., Term Loan, First Lien	4.000%	1-Month LIBOR	3.000%	5/01/24	B1	165,004
956	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	823,084
1,203	Total Communications Equipment						988,088

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Containers & Packaging – 2.7%
$746	Berry Global, Inc., Term Loan X	2.863%	1-Month LIBOR	2.000%	1/19/24	BBB-	$705,314
584	Flex Acquisition Company, Inc., Term Loan, First Lien	4.909%	3-Month LIBOR	3.000%	12/29/23	B	537,193
642	TricorBraun Holdings, Inc., Term Loan, First Lien	5.200%	3-Month LIBOR	3.750%	11/30/23	B2	540,645
1	TricorBraun Holdings, Inc., Term Loan, First Lien	6.000%	Prime	2.750%	11/30/23	B2	1,396
1,973	Total Containers & Packaging						1,784,548
	Distributors – 1.2%
248	Atotech, Initial Term Loan B1	4.450%	3-Month LIBOR	3.000%	1/31/24	B1	230,550
642	Spin Holdco Inc., Term Loan B	5.093%	3-Month LIBOR	3.250%	11/14/22	B2	577,576
890	Total Distributors						808,126
	Food & Staples Retailing – 0.6%
398	Give & Go Prepared Foods Corp., Term Loan, First Lien	6.500%	3-Month LIBOR	4.250%	7/31/23	B-	392,487
	Health Care Providers & Services – 4.1%
497	ExamWorks Group, Inc., Term Loan	4.250%	6-Month LIBOR	3.250%	7/27/23	B1	451,417
1,000	Onex TSG Intermediate Corp., Term Loan, First Lien	5.450%	1-Month LIBOR	4.000%	7/29/22	B1	782,000
892	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	858,784
987	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	3.750%	2/06/24	B+	636,794
3,376	Total Health Care Providers & Services						2,728,995
	Health Care Technology – 1.0%
715	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	683,288
	Hotels, Restaurants & Leisure – 1.9%
723	Boyd Gaming Corporation, Refinancing Term Loan B	2.934%	1-Week LIBOR	2.250%	9/15/23	BB	633,831
298	CityCenter Holdings LLC, Term Loan B	3.239%	1-Month LIBOR	2.250%	4/18/24	BB-	263,545
494	Travel Leaders Group, LLC, Term Loan B	4.959%	1-Month LIBOR	4.000%	1/25/24	B	379,341
1,515	Total Hotels, Restaurants & Leisure						1,276,717
	Household Durables – 0.8%
642	Wilsonart LLC, Term Loan B	4.710%	3-Month LIBOR	3.250%	12/19/23	B+	529,445
	Household Products – 0.7%
499	Reynolds Group Holdings, Inc., USD Term Loan, First Lien	3.739%	1-Month LIBOR	2.750%	2/05/23	B+	475,018
	Independent Power & Renewable Electricity Producers – 0.4%
296	Calpine Corporation, Term Loan B5	3.240%	1-Month LIBOR	2.250%	1/15/24	BB+	286,194

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Insurance – 1.5%
$398	Asurion LLC, Term Loan B6	3.989%	1-Month LIBOR	3.000%	11/03/23	Ba3	$383,975
642	USI Holdings Corporation, Initial Term Loan	3.989%	3-Month LIBOR	3.000%	5/16/24	B	592,035
1,040	Total Insurance						976,010
	Internet & Direct Marketing Retail – 1.3%
987	CNT Holdings III Corp, Term Loan	4.080%	6-Month LIBOR	3.000%	1/22/23	B1	893,615
	IT Services – 1.9%
987	DTI Holdings, Inc., Replacement Term Loan B	6.527%	3-Month LIBOR	4.750%	9/29/23	CCC+	710,783
642	Tempo Acquisition LLC, Term Loan	3.739%	1-Month LIBOR	2.750%	5/01/24	B1	582,710
1,629	Total IT Services						1,293,493
	Machinery – 1.7%
449	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B1	382,281
842	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	741,596
1,291	Total Machinery						1,123,877
	Media – 3.1%
967	Array Canada Inc., Term Loan B	6.450%	3-Month LIBOR	5.000%	2/10/23	B3	544,920
247	CDS U.S. Intermediate Holdings, Inc., Term Loan, First Lien	5.200%	3-Month LIBOR	3.750%	7/08/22	CCC	131,069
750	Gray Television, Inc., Term Loan B2	3.765%	1-Month LIBOR	2.250%	2/07/24	BB+	710,625
146	Nexstar Broadcasting, Inc., Term Loan B3	3.831%	1-Month LIBOR	2.250%	1/17/24	BB	137,582
564	Nexstar Broadcasting, Inc., Term Loan B3	3.191%	1-Month LIBOR	2.250%	1/17/24	BB	533,445
2,674	Total Media						2,057,641
	Multi-Utilities – 0.5%
398	Strategic Partners Acquisition Corp., Term Loan	4.750%	1-Month LIBOR	3.750%	6/30/23	B	328,325
	Oil, Gas & Consumable Fuels – 0.6%
525	California Resources Corporation, Term Loan B	6.363%	3-Month LIBOR	4.750%	12/31/22	B	139,999
520	Ultra Resources, Inc., Term Loan, First Lien, (cash 4.950%, PIK 0.250%)	5.200%	1-Month LIBOR	4.000%	4/12/24	B	254,525
1,045	Total Oil, Gas & Consumable Fuels						394,524
	Pharmaceuticals – 1.5%
598	Endo Health Solutions, Inc., 2017 Term Loan B	5.250%	1-Month LIBOR	4.250%	4/29/24	B+	540,800
500	IQVIA Inc., Term Loan B1	2.739%	1-Month LIBOR	1.750%	3/07/24	BBB-	466,250
1,098	Total Pharmaceuticals						1,007,050

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Professional Services – 1.6%
$642	AlixPartners, LLP Term Loan B	3.500%	1-Month LIBOR	2.500%	4/04/24	B+	$617,665
491	CHG Healthcare Services, Term Loan B, First Lien	4.072%	6-Month LIBOR	3.000%	6/07/23	B	443,178
1,133	Total Professional Services						1,060,843
	Road & Rail – 1.3%
1,227	Hertz Corporation, Term Loan B1	3.739%	1-Month LIBOR	2.750%	6/30/23	BB	885,152
	Semiconductors & Semiconductor Equipment – 0.7%
453	Xperi Corporation, Term Loan B1	3.489%	1-Month LIBOR	2.500%	12/01/23	BB-	436,789
	Software – 3.0%
242	Avast Software B.V., USD Term Loan B	3.700%	3-Month LIBOR	2.250%	9/30/23	Ba2	222,581
695	Infor (US), Inc., Term Loan B, (DD1)	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	673,682
765	nThrive, Inc., Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	10/20/22	B-	648,392
493	RP Crown Parent LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	10/12/23	B1	473,877
2,195	Total Software						2,018,532
	Specialty Retail – 0.4%
245	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	235,766
	Transportation Infrastructure – 1.0%
990	V. Group, Term Loan B	4.603%	1-Month LIBOR	3.000%	3/11/24	B-	681,324
	Wireless Telecommunication Services – 0.5%
321	Sprint Corporation, Term Loan, First Lien	3.500%	1-Month LIBOR	2.500%	2/02/24	BB+	319,662
$32,097	Total Variable Rate Senior Loan Interests (cost $31,498,442)						27,036,031

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 2.1% (1.5% of Total Investments)
	Media – 1.5%
$1,275	DISH Network Corp	2.375%	3/15/24	Ba3	$1,010,438
	Mortgage Real Estate Investment Trust – 0.6%
500	Blackstone Mortgage Trust Inc	4.750%	3/15/23	N/R	392,500
$1,775	Total Convertible Bonds (cost $1,617,456)				1,402,938
	Total Long-Term Investments (cost $94,802,906)				83,974,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 13.9% (9.9% of Total Investments)
	REPURCHASE AGREEMENTS – 13.9% (9.9% of Total Investments)
$9,239	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020, repurchase price $9,239,498, collaterized by $8,945,000 U.S. Treasury Notes, 2.875%, due 10/15/2021, value $9,429,264	0.000%	4/01/20	$9,239,498
	Total Short-Term Investments (cost $9,239,498)			9,239,498
	Total Investments (cost $104,042,404) – 139.8%			93,214,198
	Borrowings – (40.5)% (6), (7)			(27,025,000)
	Reverse Repurchase Agreements – (0.7)% (8)			(490,000)
	Other Assets Less Liabilities – 1.4%			998,040
	Net Assets Applicable to Common Shares – 100%			$66,697,238
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$55,535,731	$ —	$55,535,731
Variable Rate Senior Loan Interests	—	27,036,031	—	27,036,031
Convertible Bonds	—	1,402,938	—	1,402,938
Short-Term Investments:
Repurchase Agreements	—	9,239,498	—	9,239,498
Total	$ —	$93,214,198	$ —	$93,214,198

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $488,925 have been pledged as collateral for reverse repurchase agreements.
(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6)	Borrowings as a percentage of Total Investments is 29.0%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(8)	Reverse Repurchase Agreements as a percentage of Total Investments is 0.5%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.